Deposits	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Deposits

Note 6 Deposits

	As at
	January 31, 2025				October 31, 2024
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$218,021	$68,036	$249,557	$535,614	$205,714	$62,845	$253,580	$522,139
Business and government	382,232	20,514	468,513	871,259	369,943	20,157	449,570	839,670
Bank	10,989	2	24,076	35,067	9,675	641	37,406	47,722
	$611,242	$88,552	$742,146	$1,441,940	$585,332	$83,643	$740,556	$1,409,531
Non-interest-bearing (4)
Canada	$150,867	$8,062	$218	$159,147	$144,712	$7,164	$203	$152,079
United States	35,748	–	–	35,748	38,520	–	–	38,520
Europe (5)	297	–	–	297	11	–	–	11
Other International	8,210	–	–	8,210	7,758	–	–	7,758
Interest-bearing (4)
Canada	372,829	16,395	583,255	972,479	355,221	14,468	594,066	963,755
United States	30,248	63,147	72,123	165,518	28,389	61,087	75,933	165,409
Europe (5)	7,080	838	64,694	72,612	5,013	851	53,295	59,159
Other International	5,963	110	21,856	27,929	5,708	73	17,059	22,840
	$611,242	$88,552	$742,146	$1,441,940	$585,332	$83,643	$740,556	$1,409,531

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at January 31, 2025, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $528 billion, $36 billion, $61 billion and $32 billion, respectively (October 31, 2024 – $511 billion, $34 billion, $53 billion and $29 billion, respectively).
(5)	Europe includes the United Kingdom and the Channel Islands.
Contractual maturities of term deposits
(1)

	As at
(Millions of Canadian dollars)	January 31 2025	October 31 2024
Within 1 year:
less than 3 months	$185,514	$207,698
3 to 6 months	109,311	94,585
6 to 12 months	174,958	173,603
1 to 2 years	88,196	79,777
2 to 3 years	56,649	61,175
3 to 4 years	43,665	45,767
4 to 5 years	17,665	20,692
Over 5 years	66,188	57,259
	$742,146	$740,556

(1)	The aggregate amount of term deposits in denominations of one hundred thousand dollars or more is $674 billion (October 31, 2024 – $670 billion).